DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Aug. 31, 2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Aug 31, 2011
Entity Registrant Name	AURA SYSTEMS INC
Entity Central Index Key	0000826253
Entity Filer Category	Smaller Reporting Company

BALANCE SHEETS (USD $)	Aug. 31, 2011	Feb. 28, 2011	Feb. 28, 2010
ASSETS
Cash and cash equivalents	$ 53,300	$ 104,815	$ 45,294
Accounts receivable, net of allowance for doubtful accounts	481,919	296,297	313,671
Inventory - current	1,000,000	1,000,000	1,500,000
Other current assets	691,952	450,843	241,749
Total current assets	2,227,171	1,851,955	2,100,714
Property, plant, and equipment, net	288,666	380,842	557,838
Inventory, non-current, net of allowance for obsolete inventory	2,089,276	2,274,013	2,140,194
Total assets	4,605,113	4,506,810	4,798,746
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	1,507,832	1,945,372	1,130,276
Accrued expenses	1,235,995	2,632,856	1,736,811
Customer advances	95,212	336,308	411,616
Notes payable	87,500	82,500	90,000
Convertible notes payable	90,000	290,000	407,500
Notes payable and accrued interest- related party	11,627,517	10,148,352	5,684,948
Total current liabilities	14,644,056	15,435,388	9,461,151
Convertible note payable	0	500,000	500,000
Total liabilities	14,644,056	15,935,388	9,961,151
Commitments and contingencies	0	0
Stockholders' deficit :
Common stock	6,998	6,072	5,268
Additional paid-in capital	389,035,294	379,819,510	374,890,469
Accumulated deficit	(399,081,235)	(391,254,160)	(380,058,142)
Total stockholders' deficit	(10,038,943)	(11,428,578)	(5,162,405)
Total liabilities and stockholders' deficit	$ 4,605,113	$ 4,506,810	$ 4,798,746

BALANCE SHEETS [Parenthetical] (USD $)	Aug. 31, 2011	Feb. 28, 2011	Feb. 28, 2010
Balance Sheet Parenthetical [Abstract]
Allowance for doubtful accounts (in dollars)	$ 59,070	$ 59,070	$ 50,000
Allowance for obsolete inventory (in dollars)	$ 1,989,671	$ 2,106,391	$ 2,212,626
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	69,983,542	60,720,956	52,689,061
Common stock, shares outstanding	69,983,542	60,720,956	52,689,061

CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	Aug. 31, 2010	Feb. 28, 2011	Feb. 28, 2010
Income Statement [Abstract]
Net Revenues	$ 615,599	$ 997,479	$ 1,566,770	$ 1,585,467	$ 3,439,959	$ 3,214,792
Cost of goods sold	333,168	483,713	656,146	783,847	2,097,463	1,745,107
Gross Profit	282,431	513,766	910,624	801,620	1,342,496	1,469,685
Operating expenses:
Engineering, research and development expenses	382,371	350,965	655,780	812,655	1,661,319	2,260,962
Selling, general, and administrative	5,697,564	2,704,020	7,859,639	5,076,049	9,824,524	14,595,948
Total costs and operating expenses	6,079,935	3,054,985	8,515,419	5,888,704	11,485,843	16,856,910
Loss from operations	(5,797,504)	(2,541,219)	(7,604,795)	(5,087,084)	(10,143,347)	(15,387,225)
Other income (expense):
Interest expense, net	243,483	238,095	503,986	458,621	(918,301)	(683,561)
Gain (Loss) on settlement of debt, net	(241,619)	0	(266,754)	57,032	(129,032)	(43,022)
Other income (expense), net	900	0	(14,952)	4,303	(5,338)	21,031
Total other income (expense)	2,764	238,095	222,280	519,956	(1,052,671)	(705,552)
Net Loss	$ (5,800,268)	$ (2,779,314)	$ (7,827,075)	$ (5,607,040)	$ (11,196,018)	$ (16,092,777)
Basic and diluted loss per share (in dollars per share)	$ (0.09)	$ (0.05)	$ (0.13)	$ (0.1)	$ (0.2)	$ (0.33)
Weighted average shares used to compute basic and diluted income (loss) per share (in shares)	64,196,117	54,597,759	62,699,227	53,955,156	55,591,847	48,294,414

STATEMENTS OF STOCKHOLDERS' EQUITY/ (DEFICIT) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Subscription Receivable [Member]	Accumulated Deficit [Member]	Total
Balance at Feb. 28, 2009	$ 4,634	$ 364,222,963	$ (27,416)	$ (363,965,365)	$ 234,816
Balance (in shares) at Feb. 28, 2009	46,344,770
Common stock issued in private placements, net	331	2,104,069	0	0	2,104,400
Common stock issued in private placements, net (in shares)	3,305,734
Warrants exercised	9	94,419	0	0	94,428
Warrants exercised (in shares)	94,428
Shares issued for note conversions	84	569,898	0	0	569,982
Shares issued for note conversions (in shares)	844,566
Shares issued for settlement of accounts payable	16	113,849	0	0	113,865
Shares issued for settlement of accounts payable (in shares)	161,082
Stock issued for inventory purchase	15	151,799	0	0	151,814
Stock issued for inventory purchase (in shares)	151,814
Shares issued for services	136	936,874	0	0	937,010
Shares issued for services (in shares)	1,361,667
Adjustment to prior issuance	13	(13)	0	0	0
Adjustment to prior issuance (in shares)	125,000
Shares issued for debt settlement	30	294,557	0	0	294,587
Shares issued for debt settlement (in shares)	300,000
Warrant discount and beneficial conversion feature	0	220,289	0	0	220,289
Employee option and warrant expense	0	6,209,181	0	0	6,209,181
Subscription receivable write-off	0	(27,416)	27,416	0	0
Net Loss	0	0	0	(16,092,777)	(16,092,777)
Balance at Feb. 28, 2010	5,268	374,890,469	0	(380,058,142)	(5,162,405)
Balance (in shares) at Feb. 28, 2010	52,689,061
Common stock issued in private placements, net	465	2,479,022			2,479,487
Common stock issued in private placements, net (in shares)	4,647,292
Shares issued for note conversions	34	238,850			238,884
Shares issued for note conversions (in shares)	338,408
Shares issued for settlement of accounts payable	37	269,992			270,029
Shares issued for settlement of accounts payable (in shares)	367,619
Shares issued for services	164	1,208,450			1,208,614
Shares issued for services (in shares)	1,641,434
Adjustment to prior issuance	15	(15)			0
Adjustment to prior issuance (in shares)	150,000
Shares issued in lieu of salary	89	487,839			487,928
Shares issued in lieu of salary (in shares)	887,142
Warrant discount and beneficial conversion feature		72,000			72,000
Employee option expense		172,903			172,903
Net Loss				(11,196,018)	(11,196,018)
Balance at Feb. 28, 2011	$ 6,072	$ 379,819,510	$ 0	$ (391,254,160)	$ (11,428,578)
Balance (in shares) at Feb. 28, 2011	60,720,956

CONDENSED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Feb. 28, 2011	Feb. 28, 2010
Statement of Cash Flows [Abstract]
Net Loss	$ (7,827,075)	$ (5,607,040)	$ (11,196,018)	$ (16,092,777)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	92,176	93,366	186,594	138,448
Provision for bad debt			61,831	25,650
Amortization of debt discount	0	72,000	72,000	220,289
(Gain) Loss on debt settlement	(266,754)	57,032	129,032	43,022
Provision for inventory obsolescence	(116,720)	0	(106,235)	(213,367)
Stock options, compensation and warrants expense	3,512,127	86,281	172,903	6,209,181
Stock issued for inventory purchase			0	151,814
Stock issued for services	0	776,000	803,255	937,010
(Increase) decrease in:
Accounts receivable	(185,622)	(353,826)	(44,457)	(20,072)
Inventory	301,457	60,893	472,416	619,149
Other current assets and deposit	133,891	(50,525)	171,656	13,871
Accounts payable, customer deposit and accrued expenses	1,326,985	1,095,199	3,048,847	1,689,329
Customer advances			75,308	(6,996)
Net cash used in operating activities	(3,029,535)	(3,770,620)	(6,152,868)	(6,285,449)
Purchase of property, plant, and equipment	0	(9,599)	(9,598)	(342,841)
Cash flows from financing activities:
Net proceeds from issuance of common stock	1,221,020	470,925	2,479,487	2,104,400
Proceeds from notes payable	1,787,000	2,610,000	310,000	807,500
Proceeds from notes payable - related party, net			3,710,000	3,350,000
Repayments of notes payable	(30,000)	(50,000)	(277,500)	0
Net proceeds from warrants exercised			0	94,428
Proceeds from stock to be issued	0	704,000
Net cash provided by financing activities:	2,978,020	3,734,925	6,221,987	6,356,328
Net increase (decrease) in cash and cash equivalents	(51,515)	(45,294)	59,521	(271,962)
Cash and cash equivalents at beginning of period	104,815	45,294	45,294	317,256
Cash and cash equivalents at end of period	53,300	0	104,815	45,294
Supplemental disclosures of cash flow information
Interest paid	8,761	9,862	27,327	34,849
Income taxes paid	$ 0	$ 0	$ 0	$ 0

CONDENSED STATEMENTS OF CASH FLOWS [Parenthetical] (USD $)	6 Months Ended		12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Feb. 28, 2011	Feb. 28, 2010
Supplemental disclosure of non-cash investing and financing activities:
Subscription receivables				$ 27,416
Common stock issued (in shares)				125,000
Advance service shares issued			405,359
Notes Payable and Accrued Interest [Member]
Supplemental disclosure of non-cash investing and financing activities:
Notes payable and accrued interest converted	1,513,841	124,978	181,852	569,982
Common stock issued (in shares)	2,227,612	235,000	338,408	844,566
Accounts Payable [Member]
Supplemental disclosure of non-cash investing and financing activities:
Liability converted into common shares	599,492	180,990	270,029	113,865
Common stock issued (in shares)	908,593	235,063	367,619	161,082
Accrued and Unpaid Compensation [Member]
Supplemental disclosure of non-cash investing and financing activities:
Liability converted into common shares	2,259,865		887,142	300,000
Common stock issued (in shares)	3,042,199		487,928	294,587
Finder Fee [Member]
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued (in shares)	433,333
Consulting Contracts [Member]
Supplemental disclosure of non-cash investing and financing activities:
Liability converted into common shares	375,000
Common stock issued (in shares)	500,000
Services Rendered [Member]
Supplemental disclosure of non-cash investing and financing activities:
Liability converted into common shares		$ 776,000	$ 1,208,614
Common stock issued (in shares)		1,043,384	1,641,434

ORGANIZATION, BASIS OF PRESENTATION AND OPERATIONS	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation Of Financial Statements Disclosure [Text Block]
NOTE 1 – BASIS OF PRESENTATION

The condensed interim financial statements included herein have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading.

These statements reflect all adjustments, consisting of normal recurring adjustments which, in the opinion of management, are necessary for fair presentation of the information contained therein. It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company’s annual report on Form 10-K for the year ended February 28, 2011. The Company follows the same accounting policies in preparation of interim reports. Results of operations for the interim periods are not indicative of annual results.

NOTE 1 - ORGANIZATION AND OPERATIONS

Aura Systems, Inc., (“Aura”, “We” or the “Company”) a Delaware corporation, was founded to engage in the development, commercialization, and sales of products, systems, and components, using its patented and proprietary electromagnetic and electro-optical technology. Aura develops and sells AuraGen® mobile induction power systems to the industrial, commercial, and defense mobile power generation markets. In addition, we hold patents for other technologies that have not been commercially exploited.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Revenue Recognition

Sales revenue is recognized at the date of shipment to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collect-ability is reasonably assured. Payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as unearned revenue.

We recognize revenue for product sales upon shipment and when title is transferred to the customer. When the Company performs the installation of the product, revenue and cost of sales are recognized when the installation is complete. We have in the past earned a portion of our revenues from license fees and recorded those fees as income when we fulfilled our obligations under the particular agreement.

Terms of our sales generally provide for shipment from our facilities to customers FOB point of shipment. Title passes to customers at the time the products leave our warehouse.

The Company does not offer a general right of return on any of its sales and considers all sales as final. However, if a customer determines that a different system configuration would better suit their application, we will allow them to exchange the system and bill them the incremental cost, or credit them if there is a decrease in the system cost. While some sales are for evaluative purposes, they are still considered final sales. The customers’ evaluation is for them to determine if there is a benefit to them to outfit additional vehicles in their fleets.

The only potential post delivery obligation the Company might have is for the installation of the unit. However, the unit is typically delivered at the time of installation, and the billing is done when the installation is complete. Any discounts that are offered are done as a reduction of the invoiced amount at the time of billing. The Company does not utilize bill and hold. The Company does provide customers with a warranty; however, due to the low sales volume to date, the amount has not been material and is expensed as incurred.

Cash and Cash Equivalents

Cash and equivalents include cash on hand and cash in time deposits, certificates of deposit and all highly liquid debt instruments with original maturities of three months or less.  We maintain cash deposits at a bank located in California.  Deposits at this bank are insured by the Federal Deposit Insurance Corporation up to $250,000. We periodically have cash in bank in excess of FDIC insurance limits. We have not experienced any losses in such accounts and believe we are not exposed to any significant risk on cash and cash equivalents.

Accounts Receivable

The Company grants credit to its customers generally in the form of short-term trade accounts receivable.  Accounts receivable are stated at the amount that management expects to collect from outstanding balances.  When appropriate, management provides for probable uncollectible amounts through an allowance for doubtful accounts.  Management primarily determines the allowance based on the aging of accounts receivable balances, historical write-off experience, customer concentrations, customer creditworthiness and current industry and economic trends.  Balances that are still outstanding after management has used reasonable collection efforts are written off through a charge to the allowance for doubtful accounts and a credit to accounts receivable.

Inventories

Inventories are valued at the lower of cost (first-in, first-out) or market, on a standard cost basis.  We review the components of inventory on a regular basis for excess or obsolete inventory based on estimated future usage and sales.  As further described in Note 3, due to continuing lower than projected sales, we are holding inventories in excess of what we expect to sell in the next fiscal year. As of August 31, 2011 and February 28, 2011, $2,089,276, and $2,274,013 respectively, of inventories are classified as long-term assets.

Property, Plant, and Equipment

Property, plant, and equipment, including leasehold improvements, are recorded at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line method over the estimated useful lives of the respective assets as follows:

Machinery and equipment	5 to 10 years
Furniture and fixtures	7 years

Improvements to leased property are amortized over the lesser of the life of the lease or the life of the improvements. Maintenance and minor replacements are charged to expense as incurred. Gains and losses on disposals are included in the results of operations.

Income Taxes

Deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial statement reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.  The provision for income taxes represents the tax expense for the period, if any, and the change during the period in deferred tax assets and liabilities.

We have significant income tax net operating losses; however, due to the uncertainty of the realize-ability of the related deferred tax asset and other deferred tax assets, a valuation allowance equal to the amount of deferred tax assets has been established at August 31, 2011 and February 28, 2011.

The impact of an uncertain tax position on the income tax return are recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. At August 31, 2011 and February 28, 2011, we had no unrecognized tax benefits.

Our continuing practice is to recognize interest and/or penalties related to income tax matters in income tax expense. As of August 31, 2011 and February 28, 2011, we have no accrued interest and penalties related to uncertain tax positions.

Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Recently Issued Accounting Pronouncements

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”). In accordance with ASU 2011-05, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. ASU 2011-05 does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. We are currently evaluating the impact of this standard on our consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”). The amendments in ASU 2011-04 result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, ASU 2011-04 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the FASB does not intend for the amendments in ASU 2011-04 to result in a change in the application of the requirements in Topic 820. ASU 2011-04 is effective prospectively for interim and annual reporting periods beginning after December 15, 2011. This ASU will become effective for the company beginning in the quarter ended January 31, 2012 and we do not expect an impact on our consolidated financial statements.

Reclassifications

Certain reclassifications have been made to the 2010 financial statements to conform to the 2011 presentation.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Revenue Recognition

The Company’s revenue recognition policies are in compliance with Staff accounting bulletin (SAB) 104. Sales revenue is recognized at the date of shipment to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collect-ability is reasonably assured. Payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as unearned revenue.

We recognize revenue for product sales upon shipment and when title is transferred to the customer. When Aura performs the installation of the product, revenue and cost of sales are recognized when the installation is complete. We have in the past earned a portion of our revenues from license fees and recorded those fees as income when we fulfilled our obligations under the particular agreement.

Terms of our sales generally provide for Shipment from our facilities to customers FOB point of shipment. Title passes to customers at the time the products leave our warehouse.

The Company does not offer a general right of return on any of its sales and considers all sales as final. However, if a customer determines that a different system configuration would better suit their application, we will allow them to exchange the system and bill them the incremental cost, or credit them if there is a decrease in the system cost. While some sales are for evaluative purposes, they are still considered final sales. The customers’ evaluation is for them to determine if there is a benefit to them to outfit additional vehicles in their fleets.

The only potential post delivery obligation the Company might have is for the installation of the unit. However, the unit is typically delivered at the time of installation, and the billing is done when the installation is complete. Any discounts that are offered are done as a reduction of the invoiced amount at the time of billing. The Company does not utilize bill and hold. The Company does provide customers with a warranty; however, due to the low sales volume to date, the amount has not been material and is expensed as incurred.

Cash and Cash Equivalents

Cash and equivalents include cash on hand and cash in time deposits, certificates of deposit and all highly liquid debt instruments with original maturities of three months or less.  We maintain cash deposits at a bank located in California.  Deposits at this bank are insured by the Federal Deposit Insurance Corporation up to $250,000. We have not experienced any losses in such accounts and believe we are not exposed to any significant risk on cash and cash equivalents.

Accounts Receivable

The Company grants credit to its customers generally in the form of short-term trade accounts receivable.  Accounts receivable are stated at the amount that management expects to collect from outstanding balances.  When appropriate, management provides for probable uncollectible amounts through an allowance for doubtful accounts.  Management primarily determines the allowance based on the aging of accounts receivable balances, historical write-off experience, customer concentrations, customer creditworthiness and current industry and economic trends.  Balances that are still outstanding after management has used reasonable collection efforts are written off through a charge to the allowance for doubtful accounts and a credit to accounts receivable.

Inventories

Inventories are valued at the lower of cost (first-in, first-out) or market, on a standard cost basis.  We review the components of inventory on a regular basis for excess or obsolete inventory based on estimated future usage and sales.  As further described in Note 3, due to continuing lower than projected sales, we are holding inventories in excess of what we expect to sell in the next fiscal year. As of February 28, 2011 and February 28, 2010, $2,274,013, and $2,140,194 respectively, of inventories are classified as long-term assets.

Property, Plant, and Equipment

Property, plant, and equipment, including leasehold improvements, are recorded at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line method over the estimated useful lives of the respective assets as follows:

Machinery and equipment	5 to 10 years
Furniture and fixtures	7 years

Improvements to leased property are amortized over the lesser of the life of the lease or the life of the improvements. Maintenance and minor replacements are charged to expense as incurred. Gains and losses on disposals are included in the results of operations.

Patents and Trademarks

We capitalize the cost of obtaining or acquiring patents and trademarks. Amortization of patent and trademark costs is provided for by the straight-line method over the estimated useful lives of the assets.

Valuation of Long-Lived Assets

The Company accounts for the impairment of long-lived assets, such as fixed assets, patents and trademarks, under the provisions of Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 360, “Property, Plant, and Equipment”, which establishes the accounting for impairment of long-lived tangible and intangible assets other than goodwill and for the disposal of a business. Pursuant to FASB ASC 360, we review for impairment when facts or circumstances indicate that the carrying value of long-lived assets to be held and used may not be recoverable. If such facts or circumstances are determined to exist, an estimate of the undiscounted future cash flows produced by the long-lived asset, or the appropriate grouping of assets, is compared to the carrying value to determine whether impairment exists. If an asset is determined to be impaired, the loss is measured based on various valuation techniques, including a discounted value of estimated future cash flows. We report impairment costs as a charge to operations at the time it is recognized. During the years ended February 28, 2011 and 2010, we determined that there was no impairment of long-lived assets.

Stock-Based Compensation

The Company accounts for stock-based compensation under the provisions of FASB ASC 718, “Compensation – Stock Compensation”, which requires the measurement of all share-based payments to employees, including grants of employee stock options, using a fair value based method and the recording of such expense in the consolidated statements of operations.

The Company accounts for stock option and warrant grants issued and vesting to non-employees in accordance with FASB ASC 505-50, “Equity Based Payments to Non-Employees”, whereas the fair value of the equity based compensation is based upon the measurement date as determined at the earlier of either (a) the date at which a performance commitment is reached or (b) at the date at which the necessary performance to earn the equity instruments is complete.

For the past several years and in accordance with established public company accounting practice, the Company has consistently utilized the Black-Scholes option-pricing model to calculate the fair value of stock options and warrants issued as compensation, primarily to management, employees, and directors.  The Black-Scholes option-pricing model is a widely-accepted method of valuation that public companies typically utilize to calculate the fair value of options and warrants that they issue in such circumstances.

Fair Value of Financial Instruments

We measure our financial assets and liabilities in accordance with the requirements of FASB ASC 825 “Financial Instruments”. The carrying values of accounts receivable, accounts payable, current notes payable, accrued expenses and other liabilities approximate fair value due to the short-term maturities of these instruments.  The carrying amounts of long-term convertible notes payable approximate their respective fair values because of their current interest rates payable and other features of such debt in relation to current market conditions.

Shipping and handling expenses

We record all shipping and handling billings to a customer as revenue earned for the goods provided in accordance with FASB ASC 605-45-45-19, “Shipping and Handling Fees and Costs”. We include shipping and handling expenses in selling, general and administrative expense. Shipping and handling expenses amounted to $166,271 and $139,170 for the years ended February 28, 2011 and 2010, respectively.

Advertising Expense

Advertising costs are charged to expense as incurred and were immaterial for the years ended February 28, 2011 and 2010.

Research and Development

Research and development costs are expensed as incurred. These costs include the expenses incurred in the development of products such as the 200amp ECU, the Tamgen (dual generator), the eight inch generator, the 30 kW unit and the refrigeration system. Additionally, we are exploring the possibility of developing a 125kW system

Income Taxes

We account for income taxes in accordance with FASB ASC 740, “Income Taxes”.  Under FASB ASC 740, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial statement reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income.

Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.  The provision for income taxes represents the tax expense for the period, if any, and the change during the period in deferred tax assets and liabilities.

We have significant income tax net operating losses; however, due to the uncertainty of the realize-ability of the related deferred tax asset and other deferred tax assets, a valuation allowance equal to the amount of deferred tax assets has been established at February 28, 2011 and 2010.

FASB ASC 740 also provides criteria for the recognition, measurement, presentation and disclosure of uncertain tax positions. A tax benefit from an uncertain position may be recognized only if it is “more likely than not” that the position is sustainable based on its technical merit.

Earnings (Loss) per Share

We utilize FASB ASC 260, “Earnings per Share.” Basic earnings (loss) per share is computed by dividing earnings (loss) available to common stockholders by the weighted-average number of common shares outstanding. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include additional common shares available upon exercise of stock options and warrants using the treasury stock method, except for periods of operating loss for which no common share equivalents are included because their effect would be anti-dilutive.

Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Major Customers

During the year ended February 28, 2011, we conducted business with four major customers whose sales comprised 21.9%, 20.3%, 19% and 14.4% of net sales, respectively. As of February 28, 2011, these customers accounted for 79% of net accounts receivable.  During the year ended February 28, 2010, we conducted business with three major customers whose net sales comprised 18.1%, 14.5% and 13.1% of net sales, respectively. As of February 28, 2010, 34.4% of net accounts receivable were due from these customers.

Recently Issued Accounting Pronouncements

In March 2010, the Financial Accounting Standards Board (“FASB”) issued guidance related to revenue recognition for multiple element deliverables which eliminates the requirement that all undelivered elements must have objective and reliable evidence of fair value before a company can recognize the portion of the consideration that is attributable to items that already have been delivered. Under the new guidance, the relative selling price method is required to be used in allocating consideration between deliverables and the residual value method will no longer be permitted. This guidance is effective prospectively for revenue arrangements entered into or materially modified in 2011 although early adoption is permitted. A company may elect, but will not be required, to adopt the amendments retrospectively for all prior periods. The Company does not expect this guidance will have a material effect on the Company’s financial statements.

In January 2010, FASB issued ASU No. 2010-06 – Improving Disclosures about Fair Value Measurements. This update provides amendments to Subtopic 820-10 that requires new disclosure as follows: 1) Transfers in and out of Levels 1 and 2. A reporting entity should disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. 2) Activity in Level 3 fair value measurements. In the reconciliation for fair value measurements using significant unobservable inputs (Level 3), a reporting entity should present separately information about purchases, sales, issuances, and settlements (that is, on a gross basis rather than as one net number). This update provides amendments to Subtopic 820-10 that clarifies existing disclosures as follows: 1) Level of dis-aggregation. A reporting entity should provide fair value measurement disclosures for each class of assets and liabilities. A class is often a subset of assets or liabilities within a line item in the statement of financial position. A reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities. 2) Disclosures about inputs and valuation techniques. A reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. Those disclosures are required for fair value measurements that fall in either Level 2 or Level 3. The new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. These disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of this ASU will not have a material effect on the Company’s financial statements.

In December 2010, the FASB issued amended guidance related to Business Combinations. The amendments affect any public entity that enters into business combinations that are material on an individual or aggregate basis. The amendments specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. The Company will assess the impact of these amendments on its consolidated financial statements if and when an acquisition occurs.

In December 2010, the FASB issued amended guidance related to intangibles—goodwill and other. The amendments modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that impairment may exist. The qualitative factors are consistent with the existing guidance and examples, which require that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. The Company does not believe that this guidance will have a material impact on its consolidated financial statements.

The FASB has issued amended guidance for subsequent events. The amendment removes the requirement for an SEC filer to disclose a date through which subsequent events have been evaluated in both issued and revised financial statements. Revised financial statements include financial statements revised as a result of either correction of an error or retrospective application of U.S. GAAP. The FASB also clarified that if the financial statements have been revised, then an entity that is not an SEC filer should disclose both the date that the financial statements were issued or available to be issued and the date the revised financial statements were issued or available to be issued. The FASB believes these amendments remove potential conflicts with the SEC's literature. All of the amendments were effective upon issuance (February 24, 2010). The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

Reclassifications

Certain reclassifications have been made to the 2010 financial statements to conform to the 2011 presentation.

GOING CONCERN	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Going Concern [Abstract]
Going Concern [Text Block]
NOTE 3 – GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.  During the six-months ended August 31, 2011 and August 31, 2010, the Company incurred losses of $7,827,075 and $5,607,040, respectively and had negative cash flows from operating activities of $3,029,535 and $3,770,620, respectively.

In view of the matters described in the preceding paragraph, recoverability of a major portion of the recorded asset amounts shown in the accompanying balance sheet is dependent upon continued operations of the Company, which in turn is dependent upon the Company’s ability to increase profitability from operations, obtain financing, and succeed in its future operations. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts or classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Management has taken the following steps to revise its operating and financial requirements, which it believes are sufficient to provide the Company with the ability to continue as a going concern:

During the next twelve months we intend to continue to expand our AuraGen/Viper business both domestically and internationally. There are four major components necessary to execute a significantly expanding business; (i) augmentation of management and staff, (ii) customers (iii) facilities and equipment, and (iv) working capital.

Over the next 12 months, we plan to add quality assurance and quality control staff, a number of mechanical, electrical and test engineers and some support staff.  We also plan to augment our management team by hiring a chief operating officer and a chief financial officer as well as a few program managers. We also plan to expand our board from five members to seven with the additional members to be outside independent members. We expect to start a search for a CEO as our current CEO indicated his plans to retire.

We are selling systems for all of the applications currently identified in our business model for fiscal 2012. In addition, we are also in the process of enhancing our product line to address an even larger market segment.  We currently provide 5 kW, 8.5 kW and 16 kW solutions and we plan to introduce during the next twelve months a 3 kW DC only solution, a 4kW AC solution, 10/20 kW solution (20 kW is a dual stacked system), 15/30 kW solution (30 kw dual stacked system) and a 60/120 kW 120kW is a dual stacked system) solutions.  While there can be no assurances given that we will complete all the developments described above and be able to commercialize them in the planned time, our business model for fiscal 2013 does not contemplate sales for any product not currently available.

NOTE 11 – GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.  During the years ended February 28, 2011 and 2010, the Company incurred losses of $11,196,018 and $16,092,777, respectively and had negative cash flows from operating activities of $6,152,868 and $6,285,449, respectively.

During the next twelve months we intend to continue to expand our AuraGen/Viper business both domestically and internationally. There are four major components necessary to execute a significantly expanding business; (i) augmentation of management and staff, (ii) purchase orders, (iii) facilities and equipment, and (iv) working capital.  We plan to add senior quality assurance and quality control staff as well as a number of mechanical and electrical engineers, a number of technicians, and a number of test engineers. We had planned to take these steps in the current fiscal year, but a lack of resources prevented us from doing so. We anticipate being able to fund these additions in the upcoming fiscal year.

We currently have a backlog of approximately $27.25 million consisting of the following elements:(i) South Korean Military approximately $5.0 million (on-going business), (ii) U.S. military approximately $4.5 million (on going business), (iii) Hybrid vehicle applications of approximately $1.5 million (on-going business), (iv) Transport refrigeration systems approximately $16.0 million (agreement with Zanotti)and (v) Misc. applications of approximately $250,000.

To fulfill this backlog, we will need sufficient working capital for (i) daily operations, (ii) purchase of raw materials and subassemblies, (iii) purchase of the required equipment, and (iv) supporting cash flow.  Our cash flow analysis is based on certain assumptions that include 45 days for collection of account receivables after shipment, 30 day terms for accounts payable to vendors and suppliers, and all monthly operational costs paid during the month in which they are incurred.  Based on our business model and projections, as well as historical costs for COGS and other expenses, we determined that the Company will need to raise approximately $10.0 million in new capital. We cannot guarantee, but we plan to raise the required capital through the private placement of equity or convertible debt.

We are selling systems for all of the applications currently identified in our business model for fiscal 2010. In addition, we are also in the process of enhancing our product line to address an even larger market segment.  We currently provide 5 kW, 8.5 kW and 16 kW solutions and we plan to introduce during the next twelve months 4kW, 12 kW, 25 kW and 50 kW solutions.  While there can be no assurances given that we will complete all the developments described above and be able to commercialize them in the planned time, our business model for fiscal 2012 does not contemplate sales for any product not currently available.

If the Company is unable to generate profits and is unable to continue to obtain financing for its working capital requirements, it may have to curtail its business sharply or cease business altogether.

Substantial additional capital resources will be required to fund continuing expenditures related to our research, development, manufacturing and business development activities.  The Company's continuation as a going concern is dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis, to retain its current financing, to obtain additional financing, and ultimately to attain profitability.

Because of our historic net losses and negative working capital position, our independent auditors, in their report on our consolidated financial statements for the year ended February 28, 2011 expressed substantial doubt about our ability to continue as a going concern. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that could result from the outcome of this uncertainty.

INVENTORIES	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4 – INVENTORIES

Inventories, stated at the lower of cost (first in first out), or market consist of the following:

	August 31, 2011	February 28, 2011
Raw materials	$2,389,524	$2,394,502
Finished goods	2,689,423	2,985,902
	5,078,947	5,380,404
Reserve for potential product obsolescence	(1,856,313)	(1,991,241)
	3,222,634	3,389,163
Non-current portion	(2,089,276)	(2,274,013)
Discount on long term inventory	(133,358)	(115,150)
Current portion	$1,000,000	$1,000,000

We assessed the net realize-ability and the related potential obsolescence of inventory. In accordance with this assessment, management has recorded a reserve of $1,856,313 and $1,991,241 as of August 31 and February 28, 2011, respectively. Management has also recorded a discount on long term inventory of $133,358 and $115,150 as of August 31 and February 28, 2011, respectively.

NOTE 3 – INVENTORIES

Inventories at February 28, 2011 and 2010 consisted of the following:

	2011	2010
Raw materials	$2,394,502	$2,626,206
Finished goods	2,985,902	3,226,614
	5,380,404	5,852,820
Reserve for potential product obsolescence	(1,991,241)	(2,076,018)
	3,389,163	3,776,802
Non-current portion	(2,274,013)	(2,140,194)
Discount on long term inventory	(115,150)	(136,608)
Current portion	$1,000,000	$1,500,000

Inventories consist primarily of components and completed units for the Company’s AuraGen® product.

Early in our AuraGen® program, we determined it was most cost-effective to outsource production of components and subassemblies to volume-oriented manufacturers, rather than produce these parts in house. As a result of this decision, and based on then anticipated sales, we purchased, prior to fiscal 2001, a substantial inventory of components at volume prices, most of which was then assembled into finished AuraGen® units. Since sales did not meet such expectations, we have been selling product from this inventory for several years. Management has analyzed its inventories based on its current business plan, current potential orders for future delivery, and pending proposals with prospective customers and has determined we do not expect to realize all of its inventories within the next year. The net inventories as of February 28, 2011 and 2010, which are not expected to be realized within a 12-month period have been reclassified as long term.

Most of our inventory consists of a variety of (i) metallic, mechanical components, and (ii) electrical components including metallic chassis to hold the assembled electrical systems.  The vast majority of mechanical components are not aged and most of the electrical components are also not aged.  The components that are aged are related to the prime mover/Generator interface that may not be in demand any longer.

Currently, we offer and ship three different basic models of systems; (i) a 5 kW based systems, (ii)an 8.5 kW based system and (iii) a 16 kW based systems (two 8.5 kW systems configured in tandem back-to-back).  Each of these systems can be configured with different options such as 110 VAC only, 220 VAC only, 24 VDC only, 12 VDC only and AC/DC combinations of the same or different voltages.  In addition, the system can be configured with single phase, split phase or three-phase output.

A number of the mechanical components are common to all three of the above configurations, while others are very specific.  For example, the stators and rotors for the 5 kW systems are different from the 8.5 kW systems, but the housings are the same.  Similarly, the electrical components consist of some parts that are geared for a specific configuration while others are generic and can be used for all of the configurations.   The electrical chassis are also interchangeable between the 5 kW and 8.5 kW configurations.

Due to the nature and mix of the product being sold, frequently, the 5 kW electrical systems are upgraded to 8.5 kW systems by replacing some components.

From the above description one can understand that the inventory consists of numerous components and subassemblies but not finished systems; therefore each system that is sold and shipped to a customer is built from some components that are in inventory and others that need to be purchased to be able to configure the required system.

Currently, most of the product being shipped consists of 8.5 kW systems.  These systems are built by using existing inventory subassemblies and parts, including some that can be used for both 5 kW and 8.5 kW systems, and additional parts that are purchased to provide the required configuration.  Typically such systems are built using approximately 20 to 25 percent of existing inventory and approximately 75% of additional parts that are purchased.
However, most of the systems currently being sold to the Korean military consist of 5 kW systems.  They have been purchasing approximately 100 systems per year and have indicated to us that they will continue to do so for the next six years.  To date we have shipped over 400 such systems (in this case 100% of the rotors and stators are used from existing inventory and over 50% of the electrical parts are also from inventory).

In addition to the above, we constantly see demand for different and unique configurations that require the purchase of additional parts.

We assessed the net realize-ability of these assets, and the potential obsolescence of inventory. In accordance with this assessment, management has recorded a reserve of $1,991,241 and $2,076,018 at February 28, 2011 and 2010, respectively. Management has also recorded a discount on long term inventory of $115,150 and $136,608 at February 28, 2011 and 2010, respectively.

OTHER ASSETS	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets Disclosure [Text Block]	NOTE 5 – OTHER ASSETS Other assets of $691,952 and $450,843 are primarily comprised short term deposits of $561,280 and $376,666 as of August 31 and February 28, 2011.	NOTE 4 – OTHER ASSETS Other assets of $450,843 and $241,749 are primarily comprised of deposits of $376,666 and $66,494 as of February 28, 2011 and February 28, 2010.

PROPERTY, PLANT, AND EQUIPMENT	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Property, Plant, and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6 – PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment as of August 31, 2011 and February 28, 2011 consist of the following:

	August 31, 2011	February 28, 2011
Machinery and equipment	$964,111	$964,111
Furniture and fixtures	163,302	163,302
Leasehold improvements	485,080	485,080
	1,612,493	1,612,493
Less accumulated depreciation	(1,323,827)	(1,231,651)
Property, plant and equipment, net	$288,666	$380,842

Depreciation expense was $92,176 and $93,366 for the six months ended August 31, 2011 and August 31, 2010, respectively.

NOTE 5 – PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment at February 28, 2011 and February 28, 2010 consists of the following:

	2011	2010
Machinery and equipment	$964,111	$1,060,519
Furniture and fixtures	163,302	1,493,293
Leasehold improvements	485,080	481,887
	1,612,493	3,035,699
Less accumulated depreciation and amortization	1,231,651	2,477,861
Property, plant and equipment, net	$380,842	$557,838

Depreciation and amortization expense was $186,594 and $138,448 for the years ended February 28, 2011 and February 28, 2010, respectively. During the year ended February 28, 2011, we disposed of approximately $1.4 million of fixed assets. These assets were primarily related to our old computer system which we upgraded in the current year. All the assets disposed of were fully depreciated and there was no resulting gain or loss on the disposition of these assets.

NOTES PAYABLE	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Debt Disclosure [Abstract]
Short-Term Debt [Text Block]
NOTE 7 – NOTES PAYABLE

Notes payable as of August 31 and February 28, 2011 consist of the following:
	August 31, 2011	February 28, 2011

Demand note payable, at 10%	$87,500	$82,500
Convertible note payable, at 7%, convertible into common stock at $3 per share plus accrued interest, due in May 2013. This note was converted into 666,667 shares at face value plus $17,522 of accrued interest on August 31, 2011.	-	500,000
Convertible note payable, at 10%, convertible into common stock at $0.75 per share plus accrued interest, due in September 2011. This note was converted into 325,612 shares at face value plus $40,953 of accrued interest as of August 31, 2011.	-	200,000
Convertible note payable, at 10%, convertible into common stock at $0.75 per share plus accrued interest, due in September 2011.	90,000	90,000
	177,500	872,500

Less: Current portion	$177,500	$372,500

Long-term portion	$-	$500,000

NOTE 6 – NOTES PAYABLE

Notes payable at February 28, 2011 and February 28, 2010 consisted of the following:

	February 28, 2011	February 28, 2010

Demand notes payable (a)	$82,500	$90,000
Convertible notes payable (b)	790,000	907,500
	872,500	997,500

Less: Current portion	372,500	497,500

Long-term portion	$500,000	$500,000

(a)
Consists of one unsecured demand note payable of $50,000, with interest at an annual rate of 10%, on which $5,229 in interest was accrued during the year ended February 28, 2011, and an unsecured demand note payable with a balance of $32,500, with interest at an annual rate of 10%, on which $4,932 in interest was accrued during the year ended February 28, 2011.

(b)
Consists of an unsecured convertible note payable totaling $500,000, bearing interest at a rate of 7%, due in 2013. The note is convertible into our common stock at a price of $3 per share. The Company accrued  interest of $34,986 on the note during the year ended February 28, 2011, of which $26,226 was paid. Also consists of two unsecured convertible notes entered into during the second quarter of fiscal 2010 totaling $290,000. The notes carry an interest rate of 10%, are for a term of 180 days, and are convertible into common stock of the company at $0.75 per share. The company accrued interest of $30,331 on the notes during the year ended February 28, 2011.  Except for the $500,000 note due in 2013, these notes are past due and therefore due on demand.

Future maturities of notes payable at February 28, 2011 are as follows:

Year Ending February 28,
2012	$372,500
2013	500,000
Total	$872,500

NOTES PAYABLE RELATED PARTY	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 8 – NOTES PAYABLE – RELATED PARTY

Related party notes payable as of August 31 and February 28, 2011 consisted of the following:

	August 31, 2011	February 28, 2011

Demand note payable, at 10%, due on demand to a member of our board of directors.	$8,500,000	$8,500,000
Demand note payable, at 10%, due on demand to a member of our board of directors.	1,475,000	-
Convertible note payable, at 10%, convertible into common stock at $0.75 per share plus accrued interest, due on demand to our CEO. This note was converted into 540,661 shares at face value plus $45,496 of accrued interest as of August 31, 2011.	-	360,000
Convertible note payable, at 10%, convertible into common stock at $0.75 per share plus accrued interest, due on demand to our former president. This note was converted into 105,413 shares at face value plus $11,331of accrued interest as of August 31, 2011.	-	50,000
Accrued interest	1,652,517	1,238,352
	$11,627,517	$10,148,352

NOTE 7 – NOTES PAYABLE – RELATED PARTY

At February 28, 2011 the balance consists of $8,500,000 of unsecured notes payable plus accrued interest of $1,193,110 to a member of our Board of Directors, payable on demand, bearing interest at a rate of 10% per annum. During the years ended February 28, 2011 and 2010, interest amounting to $739,911 and $368,033 respectively, was incurred on these notes and is included in accrued interest. Also consists of a $360,000 unsecured convertible note payable to our CEO entered into in March 2010. The note is for 120 days, carries an interest rate of 10% and is convertible into shares of our common stock at a price of $0.75 per share. During the period ended February 28, 2011, we accrued $36,463 in interest on the note. Also consists of a $50,000 unsecured convertible note payable to our President. The note is for 120 days, carries an interest rate of 10% and is convertible into shares of our common stock at a price of $0.75 per share. During the period ended February 28, 2011, we accrued $5,229 in interest on the note.  As of February 28, 2011, we are in default on our notes payable to our CEO and our President and they are now due on demand.

The beneficial conversion feature on the note to the CEO was $72,000 which was recorded as debt discount during the year ended February 28, 2011. The debt discount was amortized over the term of the note and charged to interest expense. During the year ended February 28, 2011, $72,000 was expensed.

ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 9 - ACCRUED EXPENSES

Accrued expenses as of August 31 and February 28, 2011 consist of the following:

	August 31, 2011	February 28, 2011

Accrued payroll and related expenses	1,184,296	$2,520,107
Accrued interest	24,543	112,749
Other	27,156	-
Total	$1,235,995	$2,632,856

Accrued payroll and related expenses consists primarily of salaries accrued but not paid to certain employees due to our lack of financial resources. As of August 31 and February 28, 2011, these amounts total $904,201 and $1,889,420, respectively. Also included in this amount is accrued vacation expense of $232,968 and $584,065 at August 31 and February 28, 2011, respectively.

NOTE 8 - ACCRUED EXPENSES

Accrued expenses at February 28, 2011 and 2010 consisted of the following:

	2011	2010
Accrued payroll and related expenses	$2,520,107	$1,716,279
Accrued interest	112,749	9,882
Other	-	10,650
Total	$2,632,856	$1,736,811

Accrued payroll and related expenses consists primarily of salaries accrued but not paid to certain employees due to our lack of financial resources. At February 28, 2011 and 2010, these amounts total $1,889,420 and $1,150,577, respectively. Also included in this amount is accrued vacation expense of $584,065 and $497,884at February 28, 2011 and 2010 respectively.

COMMITMENTS	12 Months Ended
Feb. 28, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
NOTE 9 - COMMITMENTS

Leases

On May 1, 2008, we entered into a lease for a facility of approximately 25,500 square feet. The lease is for a term of five years, has an option to extend for five years, and carries a base rent of $30,120. We have not yet  moved our manufacturing operations into this facility and are continuing manufacturing operations at our old facility. We are currently on a month to month lease in that facility. In December 2009, we entered into a lease for a facility in Georgia of approximately 8,000 square feet. The lease is for a term of three years, has an option to extend for three years, and currently carries a base rent of $3,090 per month increasing to $3,183 in December 2011.   In accordance with the terms of certain of the leases, the Company is responsible for common area charges.  Rent expense charged to operations amounted to $761,987 and $820,634 for the years ended February 28, 2011 and 2010, respectively.

Rent commitments for the next four years ending on February 28:

2012	$398,803
2013	390,089
2014	60,241
Total	$849,133

STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Stockholders' Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
NOTE 10 – STOCKHOLDERS’ EQUITY

Common Stock

During the six months ended August 31, 2011, we issued 2,150,849 shares of common stock for cash consideration of $1,221,020. We also issued 2,227,612 shares of common stock for the conversion of $1,513,841 of notes payable and accrued interest, 500,000 shares of common stock for services to be rendered in the amount of $375,000, 908,593 shares of common stock in satisfaction of $599,492 of accounts payable, and 3,042,199 shares of common stock in satisfaction of accrued and unpaid compensation.

During the six months ended August 31, 2010, we issued 757,130 shares of common stock for cash consideration of $470,925. We also issued 235,000 shares of common stock for the conversion of $124,978 of notes payable and accrued interest, 1,043,384 shares of common stock for services valued at $776,000, and 215,063 shares of common stock for the settlement of $160,990 of accounts payable.

Employee Stock Options

During the six months ended August 31, 2011, the Company granted 1,319,000 options to certain employees.  These options vest over three years, have an exercise price of $1.00, and have a five year life.  The grant date fair value of these options amounted to $503,933 which was calculated using the Black-Scholes option pricing model with the following assumptions:  risk free rate of return of 1.12%, volatility of 78.99%, a dividend yield of 0%, and an expected life of 5 years.

In September, 2006, our Board of Directors adopted the 2006 Employee Stock Option Plan. Activity in this plan is as follows:

	2006 Plan
	Weighted-Average Exercise Price	Aggregate Intrinsic Value	Number of Options
Outstanding, February 28, 2011	$0.75	$0.00	5,304,500
Granted	$0.75-$1.00	$0.00	1,319,000
Cancelled	$0.75	$0.00	(207,278)
Outstanding, August 31, 2011	$0.75-$1.00	$0.00	6,416,222

The exercise prices for the options outstanding at August 31, 2011, and information relating to these options is as follows:

Options Outstanding				Exercisable Options
Range of Exercise Price	Number	Weighted Average Remaining Life	Weighted Average Exercise Price	Weighted Average Remaining Life	Number	Weighted Average Exercise Price
$0.75-$1.00	6,416,222	3.4 years	$0.80	3.1 years	4,861,649	$0.76

Warrants

Activity in issued and outstanding warrants is as follows:

	Number of Shares	Exercise Prices
Outstanding, February 28, 2011	8,688,576	$0.75-$4.00
Granted	16,877,787	$1.00-$1.50
Expired	(40,000)	$1.00
Outstanding, August 31, 2011	25,526,363	$0.75-$1.50

During the six months ended August 31, 2011, the Company granted 9,000,000 warrants to certain employees & directors.  These warrants vest immediately, have an exercise price of $1.00, and have a five year life.  The grant date fair value of these warrants amounted to $3,412,173 which was calculated using the Black-Scholes option pricing model with the following assumptions:  risk free rate of return of 0.98%, volatility of 78.99%, a dividend yield of 0%, and an expected life of 5 years.

The exercise prices for the warrants outstanding at August 31, 2011, and information relating to these warrants is as follows:
Range of Exercise Prices	Stock Warrants Outstanding	Stock Warrants Exercisable	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price of Warrants Outstanding	Weighted-Average Exercise Price of Warrants Exercisable	Intrinsic Value
$1.00	16,722,787	8,872,787	59 months	$1.00	$1.00	$0.00
$1.50	155,000	155,000	55 months	$1.50	$1.50	$0.00
$0.75-1.50	2,693,286	2,693,286	41 months	$0.90	$0.90	$0.00
$0.75-1.25	1,314,710	1,314,710	35 months	$1.25	$1.25	$0.00
$1.50	1,900,000	1,900,000	34 months	$1.50	$1.50	$0.00
$1.00-$4.00	1,934,991	1,934,991	8 months	$3.90	$3.90	$0.00
$4.00	805,589	805,589	5 months	$4.00	$4.00	$0.00
	25,526,363	17,676,363

NOTE 10 - STOCKHOLDERS' EQUITY

Common Stock

At February 28, 2011 and 2010, we had 75,000,000 shares of $0.0001 par value common stock authorized for issuance, respectively. During the years ended February 28, 2011 and 2010, we issued 8,031,895 and 6,344,291 shares of common stock, respectively.

In the year ended February 28, 2011, we issued 4,647,292 shares of common stock, with 2,069,840 five year warrants attached with exercise prices ranging from $0.75-$1.50, for cash proceeds of $2,479,487; 338,408 shares were issued upon the conversion of $181,852 of notes payable and accrued interest (a loss on conversion of $57,032 was recorded); 367,619 shares were issued in settlement of $270,029 of accounts payable; 1,618,384 shares were issued for services valued at $1,183,750; and 887,142 shares were issued to employees in lieu of $487,928 in unpaid salary.

In the year ended February 28, 2010, we issued 3,305,734 shares of common stock, with 833,721 five year warrants attached with exercise prices ranging from $0.75-$1.25, for cash proceeds of $2,104,400; 94,428 shares were issued upon the exercise of warrants for total consideration of $94,428; 844,566 shares were issued upon the conversion of $569,982 of notes payable and accrued interest; 161,082 shares were issued in settlement of $113,865 of accounts payable; 1,361,667 shares were issued for services valued at $937,010; 300,000 shares were issued to a former employee for the settlement of $294,587 of amounts owed, 151,814 shares were issued for purchase of inventory; and 125,000 shares were issued as an adjustment to the price of a previous issuance of stock.

Employee Stock Options

In September, 2006, our Board of Directors adopted the 2006 Employee Stock Option Plan, subject to shareholder approval, which was obtained at a special shareholders meeting.   Under the Plan, the Company may grant options for up to the greater of Three Million (3,000,000) or 10% of the number of shares of the common stock of Aura from time to time outstanding. The exercise price of each option shall be at least equal to the fair market value of such shares on the date of grant. The term of the options may not be greater than ten years, and they typically vest over a three year period.

During fiscal 2011, the Board of Directors determined that, in order to provide incentives to its employees, it was in the best interest of the Company to re-price the outstanding employee options that had been granted.  Accordingly, the outstanding options were re-priced to an exercise price of $0.75 with all other terms remaining the same.  In accordance with FASB ASC 718, the Company accounted for this transaction as a modification.  Accordingly, the decremental compensation cost resulting from this modification was determined to be $59,242 calculated as the difference between the fair value of the modified award and the fair value of the original award immediately before it was modified.  The fair values were calculated using the Black-Scholes option pricing.  Assumptions used for the modified award were a risk free rate of return of 1.125%, volatility of 83.6%, a dividend yield of 0%, and an expected life of 3.5 years and 4.2 years.

Also during the year ended February 28, 2011, the Company granted 424,000 options to certain employees.  These options vest over three years, have an exercise price of $.75, and have a five year life.  The grant date fair value of these options amounted to $94,360 which was calculated using the Black-Scholes option pricing model with the following assumptions:  risk free rate of return of 1.125%, volatility of 90.39%, a dividend yield of 0%, and an expected life of 5 years.

The Company incurred stock options related expenses of $162,940 and $6,221,074, during the years ended February 28, 2011 and 2010, respectively.

Activity in this plan is as follows:

	2006 Plan
	Weighted-Average Exercise Price	Aggregate Intrinsic Value	Number of Options
Outstanding, February 28, 2009	$2.00-3.00		1,913,000
Granted	$1.50		6,915,500
Cancelled	$1.50-3.00		(2,545,000)
Outstanding, February 28, 2010	$1.50	$0.00	6,283,500
Granted	$0.75		424,000
Cancelled	$1.50		(3,000)
Re-characterized	$1.50		(1,400,000)
Outstanding, February 28, 2011	$0.75	$0.00	5,304,500

The exercise prices for the options outstanding at February 28, 2011, and information relating to these options is as follows:

Options Outstanding				Exercisable Options
Range of Exercise Price	Number	Weighted Average Remaining Life	Weighted Average Exercise Price	Weighted Average Remaining Life	Number	Weighted Average Exercise Price
$0.75	5,304,500	3.6 years	$0.75	3.6 years	4,795,584	$0.75

The weighted average fair values of the options on the date of grant for the year ended February 28, 2011 and 2010 were $0.48 per share and $0.83 per share, respectively.

During the year ended February 28, 2011, 1,400,000 employee stock options previously granted to our CEO under the 2006 Employee Stock Option Plan were re-characterized as warrants with the same terms and conditions.

A summary of the status of the Company’s non-vested shares as of February 28, 2011, and changes during the year ended February 28, 2011, is presented below:

Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested at February 28, 2010	330,962	$0.83
Granted	424,000	$0.48
Vested	(244,005)	$0.83
Cancelled	(2,041)	$0.83

Non-vested at February 28, 2011	508,916	$0.48

As of February 28, 2011, there was $354,425 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 2.75 years.

Warrants

Activity in issued and outstanding warrants is as follows:

	Number of Shares	Exercise Prices
Outstanding, February 28, 2010	6,612,793	$0.75-4.00
Granted	2,319,840	$0.75-1.50
Re-characterized	1,400,000	$1.50
Expired	(1,644,057)	$4.00
Outstanding, February 28, 2011	8,688,576	$0.75-4.00

During the year ended February 28, 2011, 250,000 warrants were granted to Board members. The warrants have an exercise price of $0.75. The grant date fair value of the warrants amounted to $119,156 which was calculated using the Black-Scholes option pricing model with the following assumptions: risk free rate of return of 1.125%, volatility of 83.6%, a dividend yield of 0%, and an expected life of five years. During the year ended February 28, 2011, the Company also granted 2,069,840 five year warrants attached to private placement of stock, with exercise prices ranging from $0.75-$1.50. The Company incurred warrants related expenses of $9,963 during the year ended February 28, 2011.

The exercise prices for the warrants outstanding at February 28, 2010, and information relating to these warrants is as follows:

Range of Exercise Prices	Stock Warrants Outstanding	Stock Warrants Exercisable	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price of Warrants Outstanding	Weighted-Average Exercise Price of Warrants Exercisable	Intrinsic Value
$0.75-1.50	2,693,286	2,693,286	47 months	$0.90	$0.90	$0.00
$0.75-1.25	1,354,710	1,354,710	41 months	$1.25	$1.25	$0.00
$1.50	1,900,000	1,900,000	40 months	$1.50	$1.50	$0.00
$1.00-$4.00	1,934,991	1,934,991	14 months	$3.90	$3.90	$0.00
$4.00	805,589	805,589	11months	$4.00	$4.00	$0.00
	8,688,576	8,688,576

INCOME TAXES	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 11 –INCOME TAXES

The Company did not record any federal income tax expense due to the net loss for the six-months ended August 31, 2011 and 2010. Total provision for income taxes as of August 31, 2011 and 2010 is as follows:

	August 31, 2011	August 31, 2010
Current:
Federal	$-	$-
State	800	800

Total	800	800

Deferred
Federal	-	-
State	-	-

Total	-	-
Total Income Tax Provision
	$800	$800

The actual tax benefit differs from the expected tax benefit computed by applying the statutory United States corporate tax rate of 34% to loss before income taxes as follows for the six-months ended August 31, 2011 and 2010:

	August 31, 2011	August 31, 2010

Tax benefit at statutory rate	(34%)	(34%)
State tax net of deferred benefit	(4%)	(4%)
Option expense	15%	1%
Other	1%	1%
Change in valuation allowance	22%	36%
	-%	-%

The following table summarizes the significant components of our deferred tax asset at August 31, 2011 and February 28, 2011:

	2011	2010
Deferred tax asset	-	-
Primarily relating to net operating loss carry-forwards, but also reserves for inventory and accounts receivable, stock-based compensation and other	$111,000,000	$110,000,000
Valuation allowance	(111,000,000)	(110,000,000)
Net deferred tax asset	$-	$-

We recorded an allowance of 100% for deferred tax assets due to the uncertainty of its realization.

At August 31, 2011, we had operating loss carry-forwards of approximately $333,000,000 for federal purposes, which expire through 2025, and $61,000,000 for state purposes, which expire through 2017.

We are subject to taxation in the U.S. and California. Our tax years for 2008 and forward are subject to examination by our tax authorities. We are not currently under examination by any tax authority.

NOTE 12- INCOME TAXES

The Company did not record any income tax expense due to the net loss during the years ended February 28, 2011 and 2010. The actual tax benefit differs from the expected tax benefit computed by applying the combined United States corporate tax rate and the State of California tax rate of 40% to loss before income taxes as follows for the years ended February 28, 2011 and 2010:

	2011		2010
Current:	$
Federal		-	-
State		800	800

Total		800	800

Deferred
Federal		-	-
State		-	-

Total		-	-
Total Income Tax Provision
		$800	$800

The provision for income tax is included with other expense in the accompanying consolidated financial statements.

	2011	2010
Expected tax benefit	34.0%	34.0%
State income taxes, net of federal benefit	6.0	6.0
Changes in valuation allowance	(40.0)	(40.0)
Total	-%	-%

The following table summarizes the significant components of our deferred tax asset at February 28, 2011 and 2010:

	2011	2010
Deferred tax asset	-	-
Primarily relating to net operating loss carry-forwards, but also reserves for inventory and accounts receivable, stock-based compensation and other	$110,000,000	$108,000,000
Valuation allowance	(110,000,000)	(108,000,000)
Net deferred tax asset	$-	$-

We recorded an allowance of 100% for deferred tax assets due to the uncertainty of its realization.

At February 28, 2011, we had operating loss carry-forwards of approximately $331,000,000 for federal purposes, which expire through 2025, and $59,000,000 for state purposes, which expire through 2017.

We follow FASB ASC 740 related to uncertain tax positions. Under FASB ASC 740, the impact of an uncertain tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. At February 28, 2011 and 2010, we have no unrecognized tax benefits.

Our continuing practice is to recognize interest and/or penalties related to income tax matters in income tax expense. As of February 28, 2011 and 2010, we have no accrued interest and penalties related to uncertain tax positions.

We are subject to taxation in the U.S. and California. Our tax years for 2008 and forward are subject to examination by our tax authorities. We are not currently under examination by any tax authority.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Feb. 28, 2011
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
NOTE 13 - EMPLOYEE BENEFIT PLANS

We sponsor two employee benefit plans: The Employee Stock Ownership Plan (the “ESOP”) and a 401(k) plan.

The ESOP is a qualified discretionary employee stock ownership plan that covers substantially all employees. We did not make any contributions to the ESOP during the years ended February 28, 2011 and February 28, 2010.

We sponsor a voluntary, defined contribution 401(k) plan. The plan provides for salary reduction contributions by employees and matching contributions by us of 100% of the first 4% of the employees' pre-tax contributions. The matching contributions included in expense were $70,103 and $73,193 for the years ended February 28, 2011 and 2010, respectively.

SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 12 - SEGMENT INFORMATION

We are a United States based company providing advanced technology products to various industries. The principal markets for our products are North America, Europe, and Asia.  All of our operating long-lived assets are located in the United States. We operate in one segment.

Total net revenues from customer geographical segments are as follows for the six months ended August 31, 2011 and 2010:

	2011	2010

United States	$1,073,437	$833,593
Canada	393,554	430,786
Europe	52,524	6,580
Asia	29,487	307,008
Other	17,768	7,500
Total	$1,566,770	$1,585,467

NOTE 14 - SEGMENT INFORMATION

We are a United States based company providing advanced technology products to various industries. The principal markets for our products are North America, Europe, and Asia.  All of our operating long-lived assets are located in the United States. We operate in one segment.

Total net revenues from customer geographical segments are as follows for the years ended February 28, 2011 and February 28, 2010:

	2011	2010
United States	$1,866,723	$2,405,709
Canada	842,780	280,501
Europe	76,876	51,117
Asia	653,580	477,465
Total	$3,439,959	$3,214,792

SIGNIFICANT CUSTOMERS	6 Months Ended
Aug. 31, 2011
Major Customers Disclosure [Abstract]
Major Customers Disclosure [Text Block]
NOTE 13 – SIGNIFICANT CUSTOMERS

In the six months ended August 31, 2011, we sold AuraGen related products to three significant customers whose sales comprised 35%, 24% and 21% of net sales, respectively. Net accounts receivable from these customers at August 31, 2011 were $9,548, $229,890 and $144,853 respectively. These customers are not related to or affiliated with us. In the six months ended August 31, 2010, we sold AuraGen related products to three significant customers whose sales comprised 26%, 22% and 19% of net sales, respectively.  These customers are not related to or affiliated with us.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 14 – SUBSEQUENT EVENTS

Subsequent to the end of the quarter, we entered into a Securities Purchase Agreement whereby we issued Senior Secured Convertible Notes in the aggregate original principal amount of $3,675,000.

NOTE 15 – SUBSEQUENT EVENTS (UNAUDITED)

Subsequent to the end of the fiscal year, our CEO converted his $360,000 note payable plus $45,496 in accrued interest and $69,231 of accrued compensation into 632,968 shares of common stock. Additionally, other employees converted $283,290 in accrued compensation into 377,717 shares of common stock. Another note holder converted $200,000 in principal and $40,953 in accrued interest into 438,096 shares of common stock.